MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

      Supplement to Current Statement of Additional Information - Part II:

Effective November 7, 2007, the following is added after the last paragraph under the sub-section entitled, "Investment Sub-Advisers," under the main heading, "Management of the Fund":

MFS has engaged UBS Global Asset Management (Americas) Inc. (referred to as UBS) to act as sub-adviser to manage the fund's exposure to markets, asset classes and currencies through the use of derivative instruments. UBS is located at One North Wacker Drive, Chicago, Illinois 60606. UBS is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

UBS is a Delaware corporation and a registered investment adviser. UBS provides investment management and supervisory services to mutual funds and institutional accounts.

Unless otherwise noted, all references to "sub-adviser" shall include UBS for MFS Diversified Target Return Fund.

Effective November 7, 2007, the following is added after the last paragraph under the sub-section entitled, "Sub-Advisory Agreements," under the main heading, "Management of the Fund":

UBS serves as the MFS Diversified Target Return Fund's sub-adviser pursuant to a Sub-Investment Advisory Agreement between the Adviser and UBS (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Adviser delegate to UBS the authority to make investment decisions for a portion of MFS Diversified Target Return Fund (for the purposes of this paragraph, the "Fund"). For these services, the Adviser pays UBS an investment advisory fee, computed and paid monthly in arrears, at the annual rate of 0.28% of the first $1 billion of the fund's average daily net assets; 0.185% of the next $1.5 billion of the fund's average daily net assets; and 0.16% of the fund's average daily net assets in excess of $2.5 billion. The Sub-Advisory Agreement will continue in effect after its initial two year period provided that such continuance is specifically approved at least annually by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by the Trustees, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser or UBS on not less than 60 days' written notice. The Sub-Advisory Agreement specifically provides that neither UBS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Effective November 1, 2007, the sub-sections entitled "Administrator" and "Shareholder Servicing Agent" under the main heading "Management of the Fund" are restated in their entirety as follows:

Administrator

MFS provides the Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the fund pays an annual fee to MFS for providing these services.

As of August 1, 2007, the maximum annual fee payable by each Fund is $17,500 plus an amount equal to the following percentage of the Fund's average daily net assets (except that Funds investing primarily in shares of other MFS Funds pay only $17,500):

-----------------------------------------       --------------------------------
On the first $50,000,000 in assets                      0.0000%
-----------------------------------------       -------------------------------
-----------------------------------------       -------------------------------
$50,000,000 - $750,000,000 in assets                    0.0155%
-----------------------------------------       -------------------------------
-----------------------------------------       -------------------------------
$750,000,000 - $1,500,000,000 in assets                 0.0150%
-----------------------------------------       -------------------------------
-----------------------------------------       -------------------------------
$1,500,000,000 - $2,500,000,000 in assets               0.0143%
-----------------------------------------       -------------------------------
-----------------------------------------       -------------------------------
$2,500,000,000 - $4,000,000,000 in assets               0.0120%
-----------------------------------------       -------------------------------
-----------------------------------------       -------------------------------
Over $4,000,000,000                                     0.0000%
-----------------------------------------       -------------------------------

The fees are subject to minimum and maximum fees, based on the asset level of the MFS Funds.

In addition (except with respect to MFS Diversified Target Return Fund), MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1, Class R2, Class R3, Class R4 and Class R5 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the Fund pays an annual fee to MFS for these services at the following percentages of the average daily net assets attributable to that class of shares: 0.35% for Class R1; 0.25% for Class R2; 0.15% for Class R3; 0.15% for Class R4; and 0.10% for Class R5 shares.

Shareholder Servicing Agent

MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. Under the Agreement, MFSC may receive a fee based on the costs it incurs in providing these services, plus a target profit margin. MFSC may also contract with other affiliated and unaffiliated service providers to provide some or all of the services described above.

MFSC may receive a fee from the Fund designed to achieve a target pre-tax annual profit margin. Taking into account this goal, as of October 1, 2007, the Fund (except Funds investing primarily in other MFS Funds) pays MFSC a fee based on its average daily net assets equal to 0.0374%. Such fee rate shall continue until modified by agreement between the Fund and MFSC, taking into account MFSC's pre-tax profit margin target.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with affiliated and unaffiliated service providers that provide sub-accounting and other shareholder services, including without limitation recordkeeping, reporting and transaction processing services. Payments made under these agreements are based on the Fund's average daily net assets and/or the Fund accounts serviced by the service provider.

Effective November 7, 2007, with respect to the MFS Diversified Target Return Fund only, the tenth row in the table (with respect to Class R1 Shares) under the main heading entitled, "Distribution Plan," is restated as follows:

------------    ----------------    -----------------  -------------------------
Class R1              0.75%               0.25%                 1.00%
------------    ----------------    -----------------  -------------------------

Effective November 7, 2007, with respect to the MFS Diversified Target Return Fund only, the following is added after the fifth paragraph under the sub-section entitled, "Tax Treatment of the Fund," under the main heading, "Tax Considerations:"

The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income in cases where the foreign currency gains are not directly related to the company's principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue such regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.

Effective November 7, 2007, the first paragraph under the main heading, "Portfolio Transactions and Brokerage Commissions," is restated as follows:

For the purposes of this section, all references to the "Adviser" shall include Sun Capital with respect to the portion of the MFS Diversified Income Fund for which Sun Capital provides investment advisory services, UBS with respect to the portion of the MFS Diversified Target Return Fund for which UBS provides investment advisory services, and Valley Forge with respect to the MFS Sector Rotational Fund.

Effective November 7, 2007, the third paragraph under the main heading, "Description of Shares, Voting Rights, and Liabilities," is restated as follows:

Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust. Each Trust except MFS Series Trust XII and MFS Series Trust XV, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. MFS Series Trust XII and MFS Series Trust XV, or any series or class of MFS Series Trust XII and MFS Series Trust XV, may merge or consolidate or may sell, lease, or exchange all or substantially all of their assets without any shareholder vote to the extent permitted by law. Each Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time: 1) by a Majority Shareholder Vote, or 2) by the Trustees by written notice to the shareholders of that series or class.

Effective November 1, 2007, the section entitled "Appendix D - Financial Intermediary Compensation" is restated in its entirety as follows:

SAI PART II - APPENDIX D

FINANCIAL INTERMEDIARY COMPENSATION

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of upfront commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 ("Distribution Plan") distribution and service payments received by MFD from the Funds, (ii) in the form of 529 administrative services payments, retirement plan administrative and service payments, and shareholder servicing payments (for sub-accounting and other shareholder services) paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, "MFD") based on the receipt of such payments by MFD from the Funds, and (iii) in the form of payments paid from MFD's own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. To the extent MFD's payments to a financial intermediary are made from payments received by MFD from the Funds, payments from MFD's own additional resources to such intermediary may be reduced. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. The amount of compensation that MFD pays to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. For calendar year 2006, gross sales of MFS Funds through financial intermediaries who received such compensation from MFD represented 74% of total gross sales of MFS Funds.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD does. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with an MFS Fund's purchase or sale of portfolio securities. However, the Funds and MFS do not consider financial intermediaries' sale of shares of a MFS Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the MFS Funds.

Commissions and Distribution Plan Payments

Class A, Class A1, Class 529A, and Class J Shares - General Provisions

For purchases of Class A, Class A1, Class 529A and Class J shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an upfront commission of up to the following amounts:

Equity/Asset Allocation/Total Return Funds:

---------------------------------  ----------------------------------------------------
Amount of Purchase                 Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Less than $50,000                                        5.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$50,000 but less than $100,000                           4.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$100,000 but less than $250,000                          3.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------

$250,000 but less than $500,000                          2.25%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$500,000 but less than $1,000,000                        1.75%
---------------------------------  ----------------------------------------------------

Bond Funds:

---------------------------------  ----------------------------------------------------
Amount of Purchase                 Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Less than $50,000                                        4.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$50,000 but less than $100,000                           3.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$100,000 but less than $250,000                          3.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$250,000 but less than $500,000                          2.25%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$500,000 but less than $1,000,000                        1.75%
---------------------------------  ----------------------------------------------------

Short-Term Bond Funds:

---------------------------------  ----------------------------------------------------
Amount of Purchase                 Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Less than $50,000                                        2.25%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$50,000 but less than $100,000                           2.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$100,000 but less than $250,000                          1.75%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$250,000 but less than $500,000                          1.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
$500,000 but less than $1,000,000                        1.25%
---------------------------------  ----------------------------------------------------

The difference between the total amount invested and the sum of (a) the net proceeds to the Funds and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, Class 529A and Class J shares of certain specified Funds sold by financial intermediaries during a specified sales period. In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares. Also, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

Except as noted below, for purchases of Class 529A shares not subject to an initial sales charge on or after April 1, 2007, MFD will generally pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
On the first $10,000,000 plus                            0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $10,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares not subject to an initial sales charge, MFD may pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $4,000,000 plus                             1.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $25,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares by employer sponsored or payroll deduction 529 plans not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $25,000,000 plus                            0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $25,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A and Class A1-Specific Provisions Effective For Purchases on or After April 1, 2007

Except as noted below, for purchases of Class A and Class A1 shares not subject to an initial sales charge on or after April 1, 2007, by retirement plans (other than Serviced Plans and plans for which Heritage Trust serves as a trustee) that are held by MFSC at the plan or omnibus level ("Investment-Only Retirement Plans"), MFD will generally pay financial intermediaries no upfront commission, but financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A and Class A1 shares by Investment-Only Retirement Plans not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Except as noted below, for purchases of Class A and Class A1 shares on or after April 1, 2007, by accounts other than Investment-Only Retirement Plans and Serviced Plans not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $10,000,000 plus                            0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $10,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class A and Class A1-Specific Provisions Effective for Purchases Prior to April 1, 2007

For purchases before April 1, 2007 (or with respect to purchases pursuant to a letter of intent signed prior to April 1, 2007) of Class A and Class A1 shares not subject to an initial sales charge other than by Serviced Plans, MFD may pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $4,000,000 plus                             1.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $25,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases prior to April 1, 2007 of Class A and Class A1 shares by Serviced Plans established prior to April 1, 2001 (including sales to plans for which account establishment paperwork was received in good order by MFD on or prior to March 31, 2001), not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $2,000,000 plus                             1.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $2,000,000 to $3,000,000 plus                       0.80%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $3,000,000 to $50,000,000 plus                      0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $50,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

Except for Serviced Plans described below, for purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's new investment in Class A and Class A1 shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

In the case of Serviced Plans whose account establishment paperwork was received in good order after December 31, 1999, purchases prior to April 1, 2007 will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases prior to April 1, 2007 of Class A and Class A1 shares by Serviced Plans established on or after April 1, 2001 (including, sales to plans for which account establishment paperwork was received in good order by MFD on or after April 1, 2001), not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

---------------------------------  ----------------------------------------------------
Cumulative Purchase Amount         Upfront Commission as a Percentage of Offering Price
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
On the first $4,000,000 plus                             1.00%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
---------------------------------  ----------------------------------------------------
---------------------------------  ----------------------------------------------------
Over $25,000,000                                         0.25%
---------------------------------  ----------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class A shares and Class A1, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase except for purchases by Serviced Plans that trade through Princeton Retirement Group for which financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class B, Class B1 and Class 529B Shares

Except as noted below, for purchases of Class B, Class B1 and Class 529B shares, MFD will generally pay an upfront commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B, Class B1 and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares by a Serviced Plan for which account establishment paperwork was received in good order by MFD between July 1, 1996 and December 31, 1998, MFD will generally pay an upfront commission to financial intermediaries equal to 2.75% of the amount of Class B and Class B1 shares purchased through such financial intermediary. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class B1 shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares by a Serviced Plan which established its account with MFSC between January 1, 1999, and December 31, 2002 (i.e., plan establishment paperwork is received by MFSC in good order by December 31, 2002) and certain other retirement plans as determined by MFD from time to time, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee). This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus product.

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an upfront commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan distribution fee payment of up to 0.75% and some or all of the Distribution Plan service fee payment of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class C shares by Serviced Plans established between January 1, 2003 and March 31, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after January 1, 2003), MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee).

For purchases of Class C shares by an Alliance Plan, MFD will pay upfront commissions or asset-based compensation to financial intermediaries under either option discussed above, at the financial intermediary's discretion.

Class W Shares

For purchases of Class W shares, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.

Class R, Class R1, Class R2, Class R3 and Class R4 Shares

Except as noted below, for purchases of the following R share classes, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to the following rates annually of the average daily net assets of the Funds attributable to plan assets (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

---------------------------       ---------------------------------------------
Class                             Annual Rate
---------------------------       ---------------------------------------------
---------------------------       ---------------------------------------------
Class R1                          0.75% (1.00% for MFS Diversified Target Return Fund only)
---------------------------       ---------------------------------------------
---------------------------       ---------------------------------------------
Class R, Class R2, Class R3       0.50%
---------------------------       ---------------------------------------------
---------------------------       ---------------------------------------------
Class R4                          0.25%
---------------------------       ---------------------------------------------

In addition, MFD may pay financial intermediaries who sell Class R4 shares an upfront commission of up to 0.25% of up to $25 million of a Serviced Plan's initial investment. MFD generally will not pay financial intermediaries receiving this upfront commission an upfront commission with respect to any subsequent sale of Class R4 shares (subject to MFD waiving this limitation from time to time).

For purchases of Class R shares prior to April 1, 2007 by a Serviced Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to the following:

-----------------------------------   ----------------------------------------------------
Cumulative Purchase Amount            Upfront Commission as a Percentage of Offering Price
-----------------------------------   ----------------------------------------------------
-----------------------------------   ----------------------------------------------------
On the first $4,000,000 plus                             1.00%
-----------------------------------   ----------------------------------------------------
-----------------------------------   ----------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
-----------------------------------   ----------------------------------------------------
-----------------------------------   ----------------------------------------------------
Over $25,000,000                                         0.25%
-----------------------------------   ----------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class R shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class R shares prior to April 1, 2007 by an Alliance Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to 0.60% of the amount of Class R shares purchased through such financial intermediary.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

529 Administrative Services Fees, Retirement Plan Administrative and Services Fees, and Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the following payments:
529 administrative services fees as described in "Management of the Fund - Program Manager"; retirement plan administrative and service fees as described in "Management of the Fund - Administrator"; and shareholder servicing payments as described in "Management of the Fund - Shareholder Servicing Agent."

Other MFD Payments

Financial intermediaries may receive payments from MFD from MFD's own additional resources as incentives to market the MFS Funds, to cooperate with MFD's promotional efforts, and/or in recognition of their marketing, administrative services, and/or processing support. MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary, and the quality of the overall relationship with the financial intermediary.

MFD may make marketing support and/or administrative services payments to financial intermediaries that sell Fund shares or provide services to MFD, the Funds or shareholders of the Funds through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may be made on account of one or more of the following: business planning assistance; educating financial intermediary personnel about the various MFS Funds; assistance with Fund shareholder financial planning; placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

MFD may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $6 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

Financial  Industry  Regulatory  Authority  (FINRA),   formerly  "NASD",  Member
Broker/Dealers Receiving Such Payments from MFD's Own Additional Resources

Set forth below is a list of the member firms of the FINRA to which MFD expects as of October 1, 2007 to make such payments from its own additional resources with respect to the Funds. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the broker/dealers identified in this list that have occurred since October 1, 2007 are not reflected. In addition to member firms of the FINRA, MFD also makes such payments to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms, which are not included in this list, include Sun Life Retirement Services (U.S.), Inc., an affiliate of MFD. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:                                      INTERMEDIARY FIRM NAME:
401(K) Investment Services, Inc.                             Legg Mason Investor Services, LLC
AG Edwards & Sons, Inc.                                      Lincoln Investment Planning
ADP Broker-Dealer, Inc.                                      Linsco/Private Ledger Corp.
AIG Financial Advisors, Inc.                                 Merrill Lynch, Pierce, Fenner & Smith Inc.
Ameriprise Financial Services, Inc.                          Metlife Securities Inc.
American General Securities Incorporated                     Mid-Atlantic Securities, Inc.
AXA Advisors                                                 MML Securities
BB&T Investment Services                                     Morgan Keegan & Company, Inc.
Bear, Stearns Securities Corp                                Morgan Stanley DW Inc.
Becker & Suffern, LTD.                                       MSCS Financial Services, LLC
Charles Schwab & Co., Inc.                                   Multi Financial Services, Inc.
Chase Investment Services Corp.                              Northwestern Mutual Investment Services
Citigroup Global Markets Inc.                                Paychex Securities Corporation
Citistreet Advisors LLC                                      Piper Jaffray & Co.
Clark Securities, Inc.                                       Primevest Financial Services, Inc.
Commonwealth Financial Network                               Princor Financial Services Corporation
Crowell Weedon                                               Prudential Investment Management Services LLC
CUNA Brokerage Services, Inc.                                Raymond James & Associates, Inc.
Ferris Baker Watts, Inc.                                     Raymond James Financial Services, Inc.
Fidelity Brokerage Services LLC                              RBC Dain Rauscher Inc.
Financial Network Investment Corp.                           Robert W. Baird & Co.
First Clearing Corporation                                   Southwest Securities, Inc.
H.D. Vest Investment Services                                State Street Global Markets, LLC
Hewitt Financial Services LLC                                Stifel Nicolaus & Co., Inc.
ICMA - RC Services, LLC                                      SunTrust Investment Services, Inc.
IFMG Securities, Inc.                                        UBS Financial Services Inc.
ING Financial Partners, Inc.                                 Wachovia Securities, LLC
Janney Montgomery Scott, Inc.                                Wells Fargo Investments LLC

From time to time, MFD, from MFD's own additional resources, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of MFS Fund shares or the servicing of shareholder accounts. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. MFD makes payments for entertainment events it deems appropriate, subject to MFD's policies and applicable law. These payments may vary depending upon the nature of the event.

Effective November 7, 2007, with respect to the MFS Diversified Target Return Fund only, the following is added under the section entitled, "Recipients of Non-Public Portfolio Holdings on an Ongoing Basis," under the main heading, "Part II - Appendix G":


Name of Recipient                                 Purpose of Disclosure
-----------------                                 ---------------------

UBS Global Asset Management (Americas), Inc.***   Fund Management

***UBS Global Asset Management (Americas), Inc. receives non-public portfolio holdings information regarding the portion of the MFS Diversified Target Return Fund for which it serves as sub-adviser.

                The date of this Supplement is November 1, 2007.